Loans Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans Receivable

2. LOANS RECEIVABLE

Loans receivable consisted of the following at September 30, 2016 and December 31, 2015:

	September 30, 2016	December 31, 2015
Loans receivable	$8,253,490	$8,110,077
Allowance for credit losses	$(1,002,799)	$(985,375)
Loans receivable, net	$7,250,691	$7,124,702

A reconciliation of the allowance for credit losses consist of the following at September 30, 2016 and December 31, 2015:

	September 30, 2016	December 31, 2015
Beginning balance, January 1	$985,375	$596,963
Provision for credit losses	$1,000,344	$1,134,518
Loans charged off	$(982,920)	$(746,106)
Ending balance	$1,002,799	$985,375
Basis of assessment:
Individually	$-	$-
Collectively	$1,002,799	$985,375

The following is an age analysis of past due receivables as of September 30, 2016 and December 31, 2015:

	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
September 30, 2016	$262,403	$173,539	$433,782	$869,724	$7,383,766	$8,253,490	$433,781
December 31, 2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

The Company’s primary credit quality indicator is the customer’s Vantage credit score as determined by Experian on the date of loan origination. The Company does not update the customer’s credit profile during the contractual term of the loan.

The following is a summary of the loan receivable balance as of September 30, 2016 and December 31, 2015 by credit quality indicator:

Credit Score	September 30, 2016	December 31, 2015
550-575	$21,619	-
576-600	$195,543	$149,056
601-650	$3,693,022	$3,397,512
651-700	$3,166,855	$3,230,308
701-750	$938,472	$1,097,225
751-800	$168,883	$185,840
801-850	$52,813	$31,888
851-900	$16,283	$18,248
	$8,253,490	$8,110,077

2.	LOANS RECEIVABLE

Loans receivable consisted of the following at December 31:

	2015	2014
Loans receivable	$8,110,077	$4,913,279
Allowance for credit losses	(985,375)	(596,963)
Loans receivable, net	$7,124,702	$4,316,316

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2015	2014
Beginning balance	$596,963	$61,319
Provision for credit losses	1,134,518	614,684
Loans charged off	(746,106)	(79,040)
Ending balance	$985,375	$596,963
Basis of Assessment:
Individually	$-	$-
Collectively	$985,375	$596,963

The following is an age analysis of past due receivables as of December 31, 2015 and 2014:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431
2014	$65,684	$76,198	$124,397	$266,279	$4,647,000	$4,913,279	$124,397

The Company’s primary credit quality indicator is the customer’s Vantage credit score as determined by Experian on the date of loan origination. The Company does not update the customer’s credit profile during the contractual term of the loan.

The following is a summary of the loan receivable balance as of December 31, 2015 and 2014 by credit quality indicator:

Credit Score	2015	2014
Below 575		$-
575-600	149,056	299,040
601-650	3,397,512	2,180,507
651-700	3,230,308	1,737,587
701-750	1,097,225	558,305
751-800	185,840	113,581
801-850	50,136	24,259
	$8,110,077	$4,913,279